Financial Guarantees and Residual Value Guarantees - Schedule of Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	$ 152.1	$ 156.8	$ 210.8
Current portion	51.0
Non-current portion	101.1
Financial guarantee of residual value [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	125.4	108.9	122.2
Accounts payable [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	15.1	30.8	65.9
Financial guarantee [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	$ 11.6	$ 17.1	$ 22.7